Fees and Expenses	Jun. 30, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table below describes the fees and expenses that you may pay if you buy and hold, and sell the Fund’s shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expense example below.

Shareholder Fees Caption [Optional Text]	Individual Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees [Table]

Redemption Fees (as a percentage of the amount redeemed within one hundred and eighty (180) days of purchase)	1.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Management Fees*	0.35%
Distribution & Servicing (12b-1) Fees	0.00%
Other Expenses	0.37%
(Total Annual Fund Operating Expenses)	0.72%

(*)	The Fund also has an Administrative and Operating Services Agreement with Moneypaper Publications LLC, the parent company of the Advisor, to provide certain services to the Fund that are necessary for the Fund’s operations and are not provided by other parties. Fees for such services amounted to $125,655 for the year ended February 28, 2025, and are included in “Other Expenses”.

Expense Example [Heading]	EXPENSE EXAMPLE:
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the MP 63 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$74	$230	$401	$894

Expense Example, No Redemption Narrative [Text Block]	There is no Redemption Fee charged if shares remain in the Fund for one hundred and eighty (180) days or more, therefore you would pay the expenses shown above if you did not redeem your shares.
Expense Example, No Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$74	$230	$401	$894

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.74% of the average value of its portfolio.

MP63 Fund
Prospectus [Line Items]
Portfolio Turnover, Rate	17.74%